Bank borrowings - Maturity schedule (Details) - Bank borrowings ¥ in Millions	Mar. 31, 2024 CNY (¥)
Long-Term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 12,749
Between 1 to 2 years	4,807
Between 2 to 3 years	3,745
Between 3 to 4 years	5,242
Between 4 to 5 years	30,078
Beyond 5 years	11,894
Total borrowings	¥ 68,515